UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31, 2014

Date of reporting period: November 1, 2013 – April 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

| SEMI-ANNUAL REPORT

AMG Funds

April 30, 2014

AMG Trilogy Global Equity Fund

Investor Class: TLGVX    |    Service Class: TLGSX    |    Institutional Class: TLGIX

AMG Trilogy Emerging Markets Equity Fund

Investor Class: TLEVX    |    Service Class: TLESX    |    Institutional Class: TLEIX

AMG Trilogy International Small Cap Fund

Investor Class: TLSVX    |    Service Class: TLSSX    |    Institutional Class: TLSIX

www.amgfunds.com |	SAR004-0414

AMG Funds

Semi-Annual Report—April 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Trilogy Global Equity Fund	4
AMG Trilogy Emerging Markets Equity Fund	8
AMG Trilogy International Small Cap Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	22
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	24
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	30
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2014	Expense Ratio for the Period	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Expenses Paid During the Period*
AMG Trilogy Global Equity Fund
Investor Class
Based on Actual Fund Return	1.19%	$1,000	$1,034	$6.00
Hypothetical (5% return before expenses)	1.19%	$1,000	$1,019	$5.96
Service Class
Based on Actual Fund Return	0.74%	$1,000	$1,037	$3.74
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.71
Institutional Class
Based on Actual Fund Return	0.69%	$1,000	$1,037	$3.48
Hypothetical (5% return before expenses)	0.69%	$1,000	$1,021	$3.46
AMG Trilogy Emerging Markets Equity Fund
Investor Class
Based on Actual Fund Return	1.40%	$1,000	$986	$6.89
Hypothetical (5% return before expenses)	1.40%	$1,000	$1,018	$7.00
Service Class
Based on Actual Fund Return	1.02%	$1,000	$988	$5.03
Hypothetical (5% return before expenses)	1.02%	$1,000	$1,020	$5.11
Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$987	$4.43
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51
AMG Trilogy International Small Cap Fund
Investor Class
Based on Actual Fund Return	1.60%	$1,000	$1,066	$8.20
Hypothetical (5% return before expenses)	1.60%	$1,000	$1,017	$8.00
Service Class
Based on Actual Fund Return	1.32%	$1,000	$1,068	$6.77
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.61
Institutional Class
Based on Actual Fund Return	1.10%	$1,000	$1,069	$5.64
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

2

Fund Performance

Periods ended April 30, 2014 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Since Inception	Inception Date
AMG Trilogy Global Equity Fund[2,3]
Investor Class	3.40%	14.30%	11.01%	3/1/2012
Service Class	3.66%	14.83%	7.88%	3/1/2011
Institutional Class	3.66%	14.96%	7.91%	3/1/2011
MSCI World Index (Net)[4,5]	6.32%	16.62%	9.96%	3/1/2011	†
AMG Trilogy Emerging Markets Equity Fund[2,3,6]
Investor Class	(1.44)%	(1.89)%	(3.49)%	3/1/2012
Service Class	(1.25)%	(1.47)%	(4.22)%	3/1/2011
Institutional Class	(1.28)%	(1.39)%	(4.15)%	3/1/2011
MSCI Emerging Markets Index (Net)[5,7]	(2.98)%	(1.84)%	(0.96)%	3/1/2011	†
AMG Trilogy International Small Cap Fund[2,3,6,8]
Investor Class	6.58%	19.19%	7.59%	7/15/2011
Service Class	6.76%	19.70%	6.07%	3/1/2011
Institutional Class	6.85%	19.79%	6.19%	3/1/2011
MSCI ACWI ex-USA Small Cap (Net)[5,9]	4.83%	13.03%	5.30%	3/1/2011	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2014. All returns are in U.S. dollars($).
[2]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[3]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[4]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[6]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[7]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[9]	The MSCI ACWI ex-USA Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI ACWI ex-USA Small Cap is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Trilogy Global Equity Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Global Equity Fund**	MSCI World Index
Financials	18.3%	20.7%
Information Technology	18.2%	12.1%
Consumer Discretionary	16.8%	11.7%
Health Care	12.1%	11.6%
Industrials	9.4%	11.3%
Energy	8.8%	10.0%
Consumer Staples	6.6%	10.0%
Materials	1.6%	5.8%
Utilities	1.1%	3.3%
Telecommunication Services	0.9%	3.5%
Warrants	0.7%	0.0%
Other Assets and Liabilities	5.5%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Credit Suisse Group AG*	2.5%
Sanofi*	2.2
Roche Holding AG	2.1
Apple, Inc.*	1.9
Sumitomo Mitsui Financial Group, Inc.*	1.9
BNP Paribas SA	1.8
Baxter International, Inc.	1.8
Google, Inc., Class A*	1.7
T. Rowe Price Group, Inc.*	1.7
Hugo Boss AG*	1.7

Top Ten as a Group	19.3%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 93.8%
Consumer Discretionary - 16.8%
Bed Bath & Beyond, Inc. (United States)*	5,028	$312,390
Carnival PLC (United Kingdom)	14,555	581,889
Coach, Inc. (United States)	6,487	289,644
Daimler AG (Germany)	4,946	460,468
Hennes & Mauritz AB, B Shares (Sweden)[1]	27,080	1,108,464
The Home Depot, Inc. (United States)	5,134	408,204
Honda Motor Co., Ltd. (Japan)	27,621	916,594
Hugo Boss AG (Germany)[1]	8,791	1,221,313
Hyatt Hotels Corp., Class A (United States)*	4,175	234,969
Nissan Motor Co., Ltd. (Japan)[1]	82,913	715,423
Nordstrom, Inc. (United States)	5,300	324,784
PetSmart, Inc. (United States)	7,050	477,144
The Priceline Group, Inc. (United States)*	843	975,983
ProSiebenSat.1 Media AG (Germany)	10,155	444,462
Publicis Groupe SA (France)	6,138	525,101
Ralph Lauren Corp. (United States)	2,400	363,288
Sekisui House, Ltd. (Japan)	12,600	151,245
Suzuki Motor Corp. (Japan)	8,400	216,721
Toyota Motor Corp. (Japan)	6,071	328,005
Urban Outfitters, Inc. (United States)*	27,471	979,478
Viacom, Inc., Class B (United States)	3,730	316,975
Whitbread PLC (United Kingdom)	5,318	366,813
William Hill PLC (United Kingdom)	39,620	237,404
Total Consumer Discretionary		11,956,761
Consumer Staples - 6.6%
AMBEV, S.A., ADR (Brazil)	38,800	281,300
Anheuser-Busch InBev N.V. (Belgium)[1]	10,625	1,158,079
Archer-Daniels-Midland Co. (United States)	8,350	365,146
British American Tobacco PLC (United Kingdom)	5,526	319,097
Japan Tobacco, Inc. (Japan)	13,500	443,726
Jeronimo Martins SGPS, S.A. (Portugal)[1]	39,827	696,549
Philip Morris International, Inc. (United States)	7,833	669,173
TESCO PLC (United Kingdom)	65,409	324,030
Whole Foods Market, Inc. (United States)	8,800	437,360
Total Consumer Staples		4,694,460
Energy - 8.8%
Anadarko Petroleum Corp. (United States)	3,800	376,276
Apache Corp. (United States)	11,515	999,502
BG Group PLC (United Kingdom)	22,907	463,391

	Shares	Value
Cabot Oil & Gas Corp. (United States)	9,100	$357,448
CNOOC, Ltd. (China)	263,800	436,022
Inpex Corp. (Japan)	16,800	245,001
Lukoil OAO, Sponsored ADR (Russia)	4,600	243,522
Noble Energy, Inc. (United States)	4,291	308,008
Occidental Petroleum Corp. (United States)	4,990	477,792
Reliance Industries, Ltd., Sponsored GDR (India)(a)	7,575	235,055
Royal Dutch Shell PLC, A Shares (Netherlands)	14,426	570,318
Schlumberger, Ltd. (United States)	10,205	1,036,318
Total SA (France)	6,875	491,866
Total Energy		6,240,519
Financials - 18.3%
Admiral Group PLC (United Kingdom)	15,449	364,835
Allianz SE (Germany)	3,611	628,421
American International Group, Inc. (United States)	8,600	456,918
Arch Capital Group, Ltd. (Bermuda)*	6,800	389,776
Banco Bradesco, S.A., ADR (Brazil)	14,540	216,210
BNP Paribas SA (France)	17,082	1,283,616
Credit Suisse Group AG (Switzerland)*	55,889	1,771,829
HSBC Holdings PLC (United Kingdom)	44,994	459,729
Industrial & Commercial Bank of China, Ltd., Class H (China)	622,500	371,955
Intesa Sanpaolo S.p.A (Italy)	142,432	487,406
JPMorgan Chase & Co. (United States)	20,162	1,128,669
Sberbank of Russia, Sponsored ADR (Russia)	23,594	198,758
Schroders PLC (United Kingdom)	23,529	1,017,529
Societe Generale SA (France)	6,555	408,227
Sony Financial Holdings, Inc. (Japan)	17,780	285,105
Sumitomo Mitsui Financial Group, Inc. (Japan)	34,350	1,357,866
T. Rowe Price Group, Inc. (United States)	14,956	1,228,336
Wells Fargo & Co. (United States)	19,076	946,933
Total Financials		13,002,118
Health Care - 12.1%
Amgen, Inc. (United States)	4,689	523,996
Baxter International, Inc. (United States)	17,250	1,255,627
Express Scripts Holding Co. (United States)*	16,557	1,102,365
Novo Nordisk A/S (Denmark)	10,220	463,845
Perrigo Co. PLC (Ireland)	7,540	1,092,244
Roche Holding AG (Switzerland)	5,177	1,518,654
Sanofi (France)	14,456	1,560,087
Sonova Holding AG (Switzerland)*	2,848	411,436

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 12.1% (continued)
St Jude Medical, Inc. (United States)	4,842	$307,322
Zoetis, Inc. (United States)	11,235	339,971
Total Health Care		8,575,547
Industrials - 9.4%
Assa Abloy AB, Class B (Sweden)	6,623	351,513
CH Robinson Worldwide, Inc. (United States)	5,416	319,002
Cummins, Inc. (United States)	2,200	331,870
Danaher Corp. (United States)	4,980	365,432
East Japan Railway Co. (Japan)	2,400	175,117
Hutchison Whampoa, Ltd. (Hong Kong)	26,797	367,641
Koninklijke Philips N.V. (Netherlands)	16,683	534,075
Kuehne + Nagel International AG (Switzerland)	3,023	413,368
Mitsubishi Heavy Industries Ltd. (Japan)	34,200	180,061
Prysmian S.p.A. (Italy)	15,799	411,480
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	17,044	911,513
Siemens AG (Germany)	1,817	239,699
Union Pacific Corp. (United States)	5,080	967,384
United Continental Holdings, Inc. (United States)*	6,765	276,485
United Parcel Service, Inc., Class B (United States)	2,948	290,378
Wolseley PLC (Switzerland)	9,815	568,697
Total Industrials		6,703,715
Information Technology - 18.2%
Altera Corp. (United States)	11,858	385,622
Apple, Inc. (United States)	2,329	1,374,320
Broadcom Corp., Class A (United States)	18,442	568,198
Check Point Software Technologies, Ltd. (Israel)*,1	14,510	929,510
Cognizant Technology Solutions Corp., Class A (United States)*	13,290	636,657
eBay, Inc. (United States)*	13,003	673,945
EMC Corp. (United States)	42,489	1,096,216
Google, Inc., Class A (United States)*	2,316	1,238,782
Google, Inc., Class C (United States)*	2,096	1,103,879
Infosys, Ltd., Sponsored ADR (India)	4,910	263,716
International Business Machines Corp. (United States)	2,178	427,912
Lenovo Group, Ltd. (China)	216,600	246,827
Marvell Technology Group, Ltd. (Bermuda)	16,892	267,907
MasterCard, Inc., Class A (United States)	9,601	706,154
Microsoft Corp. (United States)	18,770	758,308

	Shares	Value
Samsung Electronics Co., Ltd., GDR (South Korea)	1,433	$925,093
SAP AG (Germany)	7,138	576,943
Synopsys, Inc. (United States)*	5,279	198,596
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	29,948	601,955
Total Information Technology		12,980,540
Materials - 1.6%
Akzo Nobel NV (Netherlands)	630	48,549
CRH PLC (Ireland)	12,788	372,805
The Sherwin-Williams Co. (United States)	1,600	319,744
Syngenta AG (Switzerland)	1,077	426,483
Total Materials		1,167,581
Telecommunication Services - 0.9%
Softbank Corp. (Japan)	4,300	320,255
Vodafone Group PLC (United Kingdom)	77,899	295,751
Total Telecommunication Services		616,006
Utilities - 1.1%
AES Corp. (United States)	31,079	449,092
Edison International (United States)	5,700	322,392
Total Utilities		771,484
Total Common Stocks (cost $57,789,568)		66,708,731
Warrants - 0.7%
Bharti Infratel, Ltd., (United States)*	48,640	173,158
Housing Development Finance Corp., (United States)*	22,677	335,846
Total Warrants (cost $441,413)		509,004

	Principal Amount
Short-Term Investments - 10.3%
Repurchase Agreements - 5.4%[2]
Bank of Nova Scotia, dated 04/30/14, due 05/01/14, 0.060%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 05/31/14 - 04/01/44, totaling $1,020,002)	$1,000,000	1,000,000
Cantor Fitzgerald Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Deutsche Bank Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $833,844 (collateralized by a U.S. Government Agency Obligation, 0.250%, 08/31/47, totaling $850,519)	$833,842	$833,842
Nomura Securities, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 05/01/14 - 07/15/37, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,833,842

	Shares	Value
Other Investment Companies - 4.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,458,416	$3,458,416
Total Short-Term Investments (cost $7,292,258)		7,292,258
Total Investments - 104.8% (cost $65,523,239)		74,509,993
Other Assets, less Liabilities - (4.8)%		(3,384,030)
Net Assets - 100.0%		$71,125,963

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	21.1%	26.8%
Information Technology	18.6%	16.8%
Consumer Discretionary	17.0%	9.0%
Industrials	12.4%	6.5%
Materials	7.1%	9.3%
Energy	6.4%	10.8%
Consumer Staples	5.1%	8.5%
Health Care	4.0%	1.7%
Telecommunication Services	2.5%	7.0%
Utilities	2.1%	3.6%
Other Equities	0.1%	0.0%
Other Assets and Liabilities	3.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd.*	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.*	3.7
Hyundai Motor Co.*	3.0
Banco Bradesco, S.A.*	2.1
BHP Billiton PLC*	1.9
Baidu, Inc.	1.9
Itau Unibanco Holding, S.A.	1.7
Dr Reddy’s Laboratories, Ltd.	1.6
Hon Hai Precision Industry Co., Ltd.	1.6
Tata Motors, Ltd.	1.6

Top Ten as a Group	23.5%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 96.3%
Consumer Discretionary - 17.0%
ANTA Sports Products, Ltd. (China)	332,308	$487,114
Bajaj Auto, Ltd. (India)	23,783	755,311
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	373,765	1,073,524
Coway Co., Ltd. (South Korea)	23,757	1,877,790
Dongfeng Motor Group Co., Ltd., Class H (China)	1,321,588	1,766,804
Genting Bhd (Malaysia)	560,747	1,685,450
Halla Visteon Climate Control Corp. (South Korea)	4,510	188,710
Hankook Tire Co., Ltd. (South Korea)	30,010	1,741,117
Hyundai Department Store Co., Ltd. (South Korea)	6,301	812,530
Hyundai Motor Co. (South Korea)	18,405	4,103,699
Imperial Holdings, Ltd. (South Africa)	104,660	1,951,974
Multiplus, S.A. (Brazil)	59,955	766,865
Naspers, Ltd., N Shares (South Africa)	10,503	992,526
SJM Holdings, Ltd. (Hong Kong)	715,283	1,989,869
Tata Motors, Ltd., Sponsored ADR (India)	58,542	2,190,642
UMW Holdings Bhd (Malaysia)	138,656	457,433
Woolworths Holdings, Ltd. (South Africa)	89,374	608,254
Total Consumer Discretionary		23,449,612
Consumer Staples - 5.1%
AMBEV, S.A., ADR (Brazil)	156,570	1,135,133
Jeronimo Martins SGPS, S.A. (Portugal)[1]	98,882	1,729,383
Magnit OJSC, Sponsored GDR (Russia)	28,610	1,353,899
President Chain Store Corp. (Taiwan)	104,385	776,741
SABMiller PLC (United Kingdom)	37,714	2,051,006
Total Consumer Staples		7,046,162
Energy - 6.4%
Adaro Energy Tbk PT (Indonesia)	6,076,350	625,163
China Shenhua Energy Co., Ltd., Class H (China)	769,000	2,088,390
CNOOC, Ltd., ADR (Hong Kong)	12,265	2,026,055
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	35,310	870,391
Lukoil OAO, Sponsored ADR (Russia)	19,399	1,026,973
Oil & Natural Gas Corp., Ltd. (India)	250,516	1,352,295
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	552,254	472,792
TMK OAO, GDR (Russia)	36,824	292,751
Total Energy		8,754,810
Financials - 21.1%
Axis Bank, Ltd. (India)	68,307	1,723,450

	Shares	Value
Banco Bradesco, S.A., ADR (Brazil)	196,580	$2,923,145
Banco Santander Brasil, S.A., ADR (Brazil)	135,921	903,875
Bancolombia, S.A., Sponsored ADR (Colombia)	31,945	1,818,629
Bangkok Bank PCL (Thailand)	249,800	1,460,950
Bank Mandiri Persero Tbk PT (Indonesia)	1,793,493	1,532,389
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,144,097	982,500
CETIP, S.A. - Mercados Organizados (Brazil)	130,778	1,658,076
China Construction Bank Corp., Class H (China)	2,501,097	1,731,694
Dongbu Insurance Co., Ltd. (South Korea)	28,256	1,561,674
Housing Development Finance Corp. (India)	51,112	762,058
ICICI Bank, Ltd., Sponsored ADR (India)	31,022	1,323,709
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,868,429	1,713,939
Itau Unibanco Holding, S.A., ADR (Brazil)	142,431	2,330,178
Kasikornbank PCL (Thailand)	332,100	2,022,448
Kasikornbank PCL, NVDR (Thailand)	71,800	425,931
PICC Property & Casualty Co., Ltd., Class H (China)	801,488	1,059,438
Sberbank of Russia (Russia)	556,119	1,134,860
Sberbank of Russia, Sponsored ADR (Russia)	114,604	965,432
Shinhan Financial Group Co., Ltd. (South Korea)	24,026	1,048,697
Total Financials		29,083,072
Health Care - 4.0%
Bangkok Dusit Medical Services PCL (Thailand)	582,100	267,199
Dr Reddy’s Laboratories, Ltd. (India)	48,863	2,192,908
Life Healthcare Group Holdings, Ltd. (South Africa)	327,359	1,301,759
Mindray Medical International, Ltd., ADR (China)[1]	54,041	1,786,595
Total Health Care		5,548,461
Industrials - 12.4%
ALL - America Latina Logistica, S.A. (Brazil)	386,813	1,523,138
Alliance Global Group, Inc. (Philippines)	1,287,015	901,376
Arteris, S.A. (Brazil)	98,413	812,109
Bidvest Group, Ltd. (South Africa)[1]	73,608	2,021,111
CCR, S.A. (Brazil)	218,689	1,714,400
Copa Holdings, S.A. Class A (Panama)	14,501	1,961,695
Embraer, S.A., ADR (Brazil)	59,955	2,062,452
Enka Insaat ve Sanayi A.S. (Turkey)	261,966	796,315
Globaltrans Investment PLC, Sponsored GDR (Cayman Islands)	95,087	905,228
Hyundai Glovis Co., Ltd. (South Korea)	5,406	1,275,133
KOC Holding A.S. (Turkey)	282,112	1,264,194

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 12.4% (continued)
Localiza Rent a Car, S.A. (Brazil)	69,362	$1,037,436
Turk Hava Yollari (Turkey)	275,768	885,435
Total Industrials		17,160,022
Information Technology - 18.6%
Baidu, Inc., Sponsored ADR (China)*	16,822	2,588,065
Delta Electronics, Inc. (Taiwan)	306,220	1,880,092
HCL Technologies, Ltd. (India)	76,070	1,770,179
Hon Hai Precision Industry Co., Ltd. (Taiwan)	763,122	2,191,657
Infosys, Ltd., Sponsored ADR (India)	26,569	1,427,021
MediaTek, Inc. (Taiwan)	135,921	2,129,882
MercadoLibre, Inc. (Argentina)	3,224	300,702
NetEase, Inc., ADR (China)	24,359	1,658,604
Samsung Electronics Co., Ltd. (South Korea)	4,603	6,002,133
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,304,732	5,126,759
Totvs, S.A. (Brazil)	38,106	625,316
Total Information Technology		25,700,410
Materials - 7.1%
Anhui Conch Cement Co., Ltd., Class H (China)	124,024	463,075
BHP Billiton PLC (United Kingdom)	81,763	2,654,503
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	665,647	2,004,662
Korea Zinc Co., Ltd. (South Korea)	5,246	1,728,682
LG Chem, Ltd. (South Korea)	4,778	1,219,626
Novolipetsk Steel OJSC, GDR (Russia)	43,091	502,393
PTT Global Chemical PCL (Thailand)	289,190	551,838
Vale, S.A., Sponsored ADR (Brazil)	50,696	670,201
Total Materials		9,794,980
Telecommunication Services - 2.5%
Bharti Infratel, Ltd. (India)	8,100	28,961
Mobile Telesystems OJSC, Sponsored ADR (Russia)	44,575	747,077
MTN Group, Ltd. (South Africa)	53,993	1,083,197
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	8,065,458	1,585,271
Total Telecommunication Services		3,444,506
Utilities - 2.1%
GAIL India, Ltd. (India)	88,557	543,899

	Shares	Value
Huaneng Power International, Inc., Class H (China)	1,337,841	$1,309,596
Power Grid Corp. of India, Ltd. (India)	573,180	1,005,994
Total Utilities		2,859,489
Total Common Stocks (cost $127,526,406)		132,841,524
Warrants - 0.1%
Genting Bhd, (Malaysia)* (cost $71,304)	142,960	126,521

	Principal Amount
Short-Term Investments - 4.6%
Repurchase Agreements - 2.0%[2]
Bank of Nova Scotia, dated 04/30/14, due 05/01/14, 0.060%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 05/31/14 - 04/01/44, totaling $1,020,002)	$1,000,000	1,000,000
BNP Paribas Securities Corp., dated 04/30/14, due 05/01/14, 0.050%, total to be received $773,292 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.125%, 02/15/17 - 02/15/44, totaling $788,757)	773,291	773,291
Cantor Fitzgerald Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,773,291

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,551,977	3,551,977
Total Short-Term Investments (cost $6,325,268)		6,325,268
Total Investments - 101.0% (cost $133,922,978)		139,293,313
Other Assets, less Liabilities - (1.0)%		(1,378,006)
Net Assets - 100.0%		$137,915,307

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy International Small Cap Fund**	MSCI AC World Index ex-U.S. Small Cap
Industrials	24.8%	20.3%
Consumer Discretionary	22.1%	17.8%
Financials	20.7%	19.8%
Information Technology	11.3%	10.2%
Materials	8.6%	11.2%
Health Care	3.2%	5.6%
Consumer Staples	3.2%	5.8%
Energy	2.1%	5.9%
Telecommunication Services	1.0%	1.2%
Utilities	0.0%	2.2%
Other Equities	0.5%	0.0%
Other Assets and Liabilities	2.5%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PureCircle, Ltd.	3.2%
Telecity Group PLC	2.5
Ashtead Group PLC	2.5
Internet Initiative Japan, Inc.	2.4
Makita Corp.	2.4
Provident Financial PLC	2.4
Stanley Electric Co., Ltd.*	2.4
Wienerberger AG*	2.3
BillerudKorsnas AB	2.3
Credit Saison Co., Ltd.	2.3

Top Ten as a Group	24.7%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 22.1%
BUWOG AG (Austria)*	7,814	$143,478
CJ O Shopping Co., Ltd. (South Korea)	550	194,432
COOKPAD, Inc. (Japan)[1]	17,419	349,022
Daiichikosho Co., Ltd. (Japan)	20,319	585,506
Darty PLC (United Kingdom)	197,294	340,604
Debenhams PLC (United Kingdom)	536,192	728,219
Eclat Textile Co., Ltd. (Taiwan)	19,038	208,737
Entertainment One, Ltd. (Canada)*	124,387	621,641
The Foschini Group, Ltd. (South Africa)	17,011	175,809
Grand Korea Leisure Co., Ltd. (South Korea)	5,408	226,147
Paddy Power PLC (Ireland)	7,651	590,326
Piaggio & C S.p.A. (Italy)	156,492	647,481
Stanley Electric Co., Ltd. (Japan)	33,837	749,963
Techtronic Industries Co. (Hong Kong)	88,357	282,311
Tom Tailor Holding AG (Germany)*,1	26,324	511,287
The Yokohama Rubber Co. Ltd. (Japan)	74,624	666,543
Total Consumer Discretionary		7,021,506
Consumer Staples - 3.2%
PureCircle, Ltd. (Bermuda)*	99,624	1,004,666
Energy - 2.1%
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	6,166	151,992
TGS Nopec Geophysical Co. ASA (Norway)	14,918	514,587
Total Energy		666,579
Financials - 20.7%
Aozora Bank, Ltd. (Japan)	204,438	608,163
Arrow Global Group PLC (United Kingdom)*	150,310	583,719
Banca Generali S.p.A. (Italy)	22,411	705,437
Bank of Georgia Holdings PLC (United Kingdom)	6,772	297,851
Close Brothers Group PLC (United Kingdom)	9,302	219,724
Countrywide PLC (United Kingdom)	67,395	673,062
Credit Saison Co., Ltd. (Japan)	34,728	739,819
Dongbu Insurance Co., Ltd. (South Korea)	3,182	175,865
IMMOFINANZ AG (Austria)*	156,281	579,332
Jupiter Fund Management PLC (United Kingdom)	104,836	688,896
Paragon Group of Cos PLC (United Kingdom)	93,397	565,091
Provident Financial PLC (United Kingdom)	22,435	754,309
Total Financials		6,591,268
Health Care - 3.2%
Mindray Medical International, Ltd., ADR (China)[1]	12,105	400,191
Sawai Pharmaceutical Co., Ltd. (Japan)	10,127	626,744
Total Health Care		1,026,935

	Shares	Value
Industrials - 24.8%
ALL - America Latina Logistica, S.A. (Brazil)	48,500	$190,977
Ashtead Group PLC (United Kingdom)	52,949	784,499
Dialight PLC (United Kingdom)	27,601	445,974
Globaltrans Investment PLC, Sponsored GDR (Cayman Islands)	18,526	176,368
Intrum Justitia AB (Sweden)[1]	19,019	551,387
Kajima Corp. (Japan)	169,431	645,110
Localiza Rent a Car, S.A. (Brazil)	9,372	140,175
Makita Corp. (Japan)	14,207	755,648
Nabtesco Corp. (Japan)	31,170	672,909
Norwegian Air Shuttle A.S. (Norway)*,1	17,409	693,080
Prysmian S.p.A. (Italy)	21,771	567,019
Ramirent OYJ (Finland)	50,922	570,787
Tatsuta Electric Wire and Cable Co., Ltd. (Japan)	92,126	460,987
Vesuvius PLC (United Kingdom)	69,851	492,696
Wienerberger AG (Austria)	39,913	740,841
Total Industrials		7,888,457
Information Technology - 11.3%
Internet Initiative Japan, Inc. (Japan)[1]	33,685	781,550
Monitise PLC (United Kingdom)*	448,107	507,011
Opera Software ASA (Norway)	45,485	587,940
Telecity Group PLC (United Kingdom)	66,885	811,204
Totvs, S.A. (Brazil)	10,491	172,156
UBISOFT Entertainment (France)*	39,232	732,135
Total Information Technology		3,591,996
Materials - 8.6%
BillerudKorsnas AB (Sweden)[1]	50,624	739,836
Greatview Aseptic Packaging Co., Ltd. (China)	236,246	144,152
Italcementi S.p.A. (Italy)[1]	41,300	501,757
Synthomer PLC (United Kingdom)	139,136	620,208
Tiangong International Co., Ltd. (China)	849,639	147,945
Umicore, S.A. (Belgium)[1]	12,039	590,136
Total Materials		2,744,034

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.0%
Inmarsat PLC (United Kingdom)	26,776	$329,462
Total Common Stocks (cost $26,162,606)		30,864,903
Warrants - 0.5%
YES Bank, Ltd., 02/11/16 (United States)* (cost $164,323)	21,283	154,727

	Principal Amount
Short-Term Investments - 12.5%
Repurchase Agreements - 10.6%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.125% - 9.000%, 05/01/14 - 05/01/44, totaling $1,020,000)	1,000,000	1,000,000
JP Morgan Securities LLC, dated 04/30/14, due 05/01/14, 0.040%, total to be received $376,663 (collateralized by various U.S. Government Agency Obligations, 0.750% - 3.375%, 01/15/25 - 02/15/44, totaling $384,197)	376,663	376,663
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/01/14, 0.050%, total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.881% - 4.500%, 10/01/27 - 01/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,376,663

	Shares	Value
Other Investment Companies - 1.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	602,173	$602,173
Total Short-Term Investments (cost $3,978,836)		3,978,836
Total Investments - 110.0% (cost $30,305,765)		34,998,466
Other Assets, less Liabilities - (10.0)%		(3,168,853)
Net Assets - 100.0%		$31,829,613

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$65,813,626	$9,843,737	$(1,147,370)	$8,696,367
AMG Trilogy Emerging Markets Equity Fund	134,714,319	11,665,160	(7,086,166)	4,578,994
AMG Trilogy International Small Cap Fund	30,538,487	5,430,342	(970,363)	4,459,979

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2014, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
AMG Trilogy Global Equity Fund	$235,055	0.3%

[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$3,659,140	5.1%
AMG Trilogy Emerging Markets Equity Fund	2,651,438	1.9%
AMG Trilogy International Small Cap Fund	2,829,983	8.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†	MSCI World Index
Australia	0.0%	3.3%
Austria	0.0%	0.1%
Belgium	1.6%	0.5%
Bermuda	0.9%	0.0%
Brazil	0.7%	0.0%
Canada	0.0%	4.2%
China	1.4%	0.0%
Denmark	0.6%	0.6%
Finland	0.0%	0.4%
France	5.7%	4.1%
Germany	4.8%	3.8%
Hong Kong	0.5%	1.2%
India	0.7%	0.0%
Ireland	3.2%	0.1%
Israel	1.2%	0.2%
Italy	1.2%	1.0%
Japan	7.2%	7.8%
Luxembourg	0.0%	0.2%
Netherlands	1.5%	1.3%
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Portugal	0.9%	0.1%
Russia	0.6%	0.0%
Singapore	0.0%	0.6%
South Korea	1.2%	0.0%
Spain	0.0%	1.5%
Sweden	2.0%	1.3%
Switzerland	6.9%	3.8%
Taiwan	0.8%	0.0%
United Kingdom	5.9%	9.0%
United States	50.5%	54.5%

	100.0%	100.0%

†	As a percentage of total market value on April 30, 2014.

Country	AMG Trilogy Emerging Markets Equity Fund†	MSCI Emerging Markets Index
Argentina	0.2%	0.0%
Brazil	13.0%	11.3%
Cayman Islands	1.3%	0.0%
Chile	0.0%	1.6%
China	12.0%	12.7%
Colombia	1.3%	1.1%
Czech Republic	0.0%	0.3%
Egypt	0.0%	0.2%
Greece	0.0%	0.6%
Hong Kong	2.9%	5.8%
Hungary	0.0%	0.2%
India	10.8%	6.6%
Indonesia	3.7%	2.7%
Malaysia	1.6%	3.9%
Mexico	1.4%	5.1%
Panama	1.4%	0.0%
Peru	0.0%	0.3%
Philippines	0.7%	1.0%
Poland	0.0%	1.8%
Portugal	1.2%	0.0%
Russia	4.3%	4.9%
South Africa	5.7%	7.8%
South Korea	15.5%	16.0%
Taiwan	9.5%	12.0%
Thailand	3.4%	2.3%
Turkey	2.1%	1.7%
United Kingdom	3.4%	0.0%
United States	4.6%	0.1%

	100.0%	100.0%

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†	MSCI ACWI ex-U.S. Small Cap
Australia	0.0%	4.8%
Austria	4.2%	0.7%
Belgium	1.7%	1.0%
Bermuda	2.9%	0.4%
Brazil	1.4%	1.1%
Canada	1.8%	8.8%
Cayman Islands	0.9%	0.0%
Chile	0.0%	0.3%
China	2.0%	2.3%
Columbia	0.0%	0.1%
Denmark	0.0%	1.9%
Egypt	0.0%	0.2%
Finland	1.6%	1.2%
France	2.1%	2.9%
Germany	1.5%	4.3%
Greece	0.0%	0.2%
Hong Kong	0.8%	3.5%
Hungary	0.0%	0.1%
India	0.0%	1.2%
Indonesia	0.0%	0.8%
Ireland	1.7%	1.0%
Israel	0.0%	0.7%
Italy	6.9%	2.8%
Japan	21.8%	17.7%
Luxembourg	0.0%	0.1%
Malaysia	0.0%	1.0%
Mexico	0.0%	0.4%
Netherlands	0.0%	1.2%
New Zealand	0.0%	0.8%
Norway	5.1%	1.4%
Philippines	0.0%	0.3%
Poland	0.0%	0.4%
Portugal	0.0%	0.4%
Russia	0.0%	0.2%
Singapore	0.0%	1.7%
South Africa	0.5%	1.6%
South Korea	1.7%	3.6%
Spain	0.0%	1.7%
Sweden	3.7%	3.0%
Switzerland	0.0%	3.0%
Taiwan	0.6%	4.2%
Thailand	0.0%	0.9%
Turkey	0.0%	0.4%
United Kingdom	25.3%	15.7%
United States	11.8%	0.0%

	100.0%	100.0%

†	As a percentage of total market value on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Financials	$4,366,842	$8,635,276	—	$13,002,118
Information Technology	11,231,677	1,748,863	—	12,980,540
Consumer Discretionary	4,682,859	7,273,902	—	11,956,761
Health Care	4,621,525	3,954,022	—	8,575,547
Industrials	3,462,064	3,241,651	—	6,703,715
Energy	3,790,399	2,450,120	—	6,240,519
Consumer Staples	1,752,979	2,941,481	—	4,694,460
Materials	319,744	847,837	—	1,167,581
Utilities	771,484	—	—	771,484
Telecommunication Services	—	616,006	—	616,006
Warrants	—	509,004	—	509,004
Short-Term Investments
Repurchase Agreements	—	3,833,842	—	3,833,842
Other Investment Companies	3,458,416	—	—	3,458,416

Total Investments in Securities	$38,457,989	$36,052,004	—	$74,509,993

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$10,957,612	$18,125,460	—	$29,083,072
Information Technology	6,599,708	19,100,702	—	25,700,410
Consumer Discretionary	2,957,507	20,492,105	—	23,449,612
Industrials	10,016,458	7,143,564	—	17,160,022
Materials	3,226,701	6,568,279	—	9,794,980
Energy	3,189,197	5,565,613	—	8,754,810
Consumer Staples	1,135,133	5,911,029	—	7,046,162
Health Care	1,786,595	3,761,866	—	5,548,461
Telecommunication Services	776,038	2,668,468	—	3,444,506
Utilities	—	2,859,489	—	2,859,489
Warrants	126,521	—	—	126,521
Short-Term Investments
Repurchase Agreements	—	2,773,291	—	2,773,291
Other Investment Companies	3,551,977	—	—	3,551,977

Total Investments in Securities	$44,323,447	$94,969,866	—	$139,293,313

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$953,494	$6,934,963	—	$7,888,457
Consumer Discretionary	1,617,010	5,404,496	—	7,021,506
Financials	1,252,394	5,338,874	—	6,591,268
Information Technology	172,156	3,419,840	—	3,591,996
Materials	147,945	2,596,089	—	2,744,034
Health Care	400,191	626,744	—	1,026,935
Consumer Staples	—	1,004,666	—	1,004,666
Energy	151,992	514,587	—	666,579
Telecommunication Services	—	329,462	—	329,462
Warrants	—	154,727	—	154,727
Short-Term Investments
Repurchase Agreements	—	3,376,663	—	3,376,663
Other Investment Companies	602,173	—	—	602,173

Total Investments in Securities	$5,297,355	$29,701,111	—	$34,998,466

As of April 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/BDR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a BDR (Brazilian Depositary Receipt) and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/BDR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/BDR/GDRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $3,659,140, $2,651,438 and $2,829,983, respectively)	$70,676,151	$136,520,022	$31,621,803
Repurchase agreements at value**	3,833,842	2,773,291	3,376,663
Cash	—	175,659	—
Foreign currency***	384,226	808,708	79,255
Dividends, interest and other receivables	240,273	308,854	162,880
Receivable for investments sold	182,270	1,652,037	—
Receivable for Fund shares sold	66,447	38,100	11,256
Receivable from affiliate	—	—	9,726
Prepaid expenses	41,465	47,519	36,326
Total assets	75,424,674	142,324,190	35,297,909
Liabilities:
Payable upon return of securities loaned	3,833,842	2,773,291	3,376,663
Payable for Fund shares repurchased	196,382	96,692	37,150
Payable for investments purchased	187,820	1,384,411	—
Accrued expenses:
Investment management and advisory fees	26,349	79,466	26,146
Shareholder servicing fees - Service Class	2,353	2,879	1,879
Shareholder servicing fees - Investor Class	117	64	1,117
Distribution fees - Investor Class	117	65	533
Trustees fees and expenses	493	2,001	1,372
Other	51,238	70,014	23,436
Total liabilities	4,298,711	4,408,883	3,468,296

Net Assets	$71,125,963	$137,915,307	$31,829,613
* Investments at cost	$61,689,397	$131,149,687	$26,929,102
** Repurchase agreements at cost	$3,833,842	$2,773,291	$3,376,663
*** Foreign currency at cost	$383,999	$809,553	$78,911

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund
Net Assets Represent:
Paid-in capital	$59,200,302	$136,356,172	$26,768,558
Undistributed net investment income (loss)	464,400	684,137	(301,311)
Accumulated net realized gain (loss) from investments and foreign currency transactions	2,470,768	(4,499,744)	668,559
Net unrealized appreciation of investments and foreign currency translations	8,990,493	5,374,742	4,693,807
Net Assets	$71,125,963	$137,915,307	$31,829,613
Investor Class:
Net Assets	$569,105	$310,962	$2,584,228
Shares outstanding	50,093	36,291	226,076
Net asset value, offering and redemption price per share	$11.36	$8.57	$11.43
Service Class:
Net Assets	$57,153,462	$29,141,377	$13,669,496
Shares outstanding	5,005,981	3,385,776	1,193,341
Net asset value, offering and redemption price per share	$11.42	$8.61	$11.45
Institutional Class:
Net Assets	$13,403,396	$108,462,968	$15,575,889
Shares outstanding	1,176,965	12,598,597	1,358,018
Net asset value, offering and redemption price per share	$11.39	$8.61	$11.47

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended April 30, 2014 (unaudited)

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund
Investment Income:
Dividend income	$793,398	$1,496,883	$418,057
Securities lending income	4,347	46,454	39,702
Interest income	97	—	—
Foreign withholding tax	(29,391)	(97,339)	(23,164)
Total investment income	768,451	1,445,998	434,595
Expenses:
Investment management and advisory fees	156,458	448,158	158,841
Shareholder servicing fees - Service Class	13,850	16,486	14,551
Shareholder servicing fees - Investor Class	772	366	4,132
Distribution fees - Investor Class	772	366	4,132
Custodian	23,323	67,525	16,346
Professional fees	18,381	19,064	15,373
Transfer agent	17,947	10,537	3,734
Registration fees	10,751	13,759	11,347
Reports to shareholders	9,609	10,735	6,640
Trustees fees and expenses	1,234	3,030	3
Miscellaneous	1,473	1,895	1,090
Total expenses before offsets	254,570	591,921	236,189
Expense reimbursements	—	—	(38,496)
Expense reductions	(3,336)	(1,789)	—
Net expenses	251,234	590,132	197,693

Net investment income	517,217	855,866	236,902
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,759,162	(2,473,106)	1,826,332
Net realized loss on foreign currency transactions	(1,419)	(62,273)	(10,608)
Net change in unrealized appreciation (depreciation) of investments	(787,067)	623,952	41,090
Net change in unrealized appreciation (depreciation) on foreign currency translations	3,829	5,611	435
Net realized and unrealized gain (loss)	1,974,505	(1,905,816)	1,857,249

Net increase (decrease) in net assets resulting from operations	$2,491,722	($1,049,950)	$2,094,151

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	AMG Trilogy Global Equity Fund		AMG Trilogy Emerging Markets Equity Fund		AMG Trilogy International Small Cap Fund
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$517,217	$893,107	$855,866	$952,117	$236,902	$202,515
Net realized gain (loss) on investments and foreign currency transactions	2,757,743	6,411,690	(2,535,379)	(1,529,854)	1,815,724	655,542
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(783,238)	8,078,394	629,563	5,952,115	41,525	4,175,719
Net increase (decrease) in net assets resulting from operations	2,491,722	15,383,191	(1,049,950)	5,374,378	2,094,151	5,033,776
Distributions to Shareholders:
From net investment income:
Investor Class	(4,927)	(98)	(1,173)	(60)	(103,653)	(1,982)
Service Class	(578,079)	(458,944)	(194,175)	(77,167)	(430,287)	(44,564)
Institutional Class	(161,436)	(115,253)	(750,477)	(499,837)	(515,081)	(169,493)
From net realized gain on investments:
Investor Class	(52,911)	—	—	—	—	—
Service Class	(4,566,643)	—	—	—	—	—
Institutional Class	(1,170,323)	—	—	—	—	—
Total distributions to shareholders	(6,534,319)	(574,295)	(945,825)	(577,064)	(1,049,021)	(216,039)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	6,817,976	(19,053,498)	7,989,037	36,204,345	(2,421,348)	11,854,053

Total increase (decrease) in net assets	2,775,379	(4,244,602)	5,993,262	41,001,659	(1,376,218)	16,671,790
Net Assets:
Beginning of period	68,350,584	72,595,186	131,922,045	90,920,386	33,205,831	16,534,041
End of period	$71,125,963	$68,350,584	$137,915,307	$131,922,045	$31,829,613	$33,205,831
End of period undistributed net investment income (loss)	$464,400	$691,625	$684,137	$774,096	$(301,311)	$510,808

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31, 2013	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$12.06	$9.76	$10.02
Income from Investment Operations:
Net investment income[1]	0.06	0.10	0.07
Net realized and unrealized gain (loss) on investments[1]	0.34	2.27	(0.33)
Total from investment operations	0.40	2.37	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.07)	—
Net realized gain on investments	(1.01)	—	—
Total distributions to shareholders	(1.10)	(0.07)	—
Net Asset Value, End of Period	$11.36	$12.06	$9.76
Total Return[2]	3.40%[4]	24.47%	(2.59)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.19%[5,13]	1.18%[6]	1.05%[5]
Ratio of expenses to average net assets (with offsets)	1.20%[5,13]	1.19%[6]	1.07%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.20%[5,13]	1.19%[6]	1.07%[5]
Ratio of net investment income to average net assets[2]	0.99%[5,13]	0.90%[6]	1.04%[5]
Portfolio turnover	28%	58%	78%
Net assets at end of period (000’s omitted)	$569	$626	$13

Service Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
		2013	2012
Net Asset Value, Beginning of Period	$12.13	$9.79	$9.02	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.13	0.08	0.02
Net realized and unrealized gain (loss) on investments[1]	0.36	2.29	0.72	(1.00)
Total from investment operations	0.44	2.42	0.80	(0.98)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.08)	(0.03)	—
Net realized gain on investments	(1.02)	—	—	—
Total distributions to shareholders	(1.15)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$11.42	$12.13	$9.79	$9.02
Total Return[2]	3.66%[4]	24.84%	8.91%	(9.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.74%[5,13]	0.78%[6]	1.02%	1.21%[5]
Ratio of expenses to average net assets (with offsets)	0.75%[5,13]	0.79%[6]	1.04%	1.21%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.75%[5,13]	0.79%[6]	1.04%	1.46%[5]
Ratio of net investment income to average net assets[2]	1.44%[5,13]	1.20%[6]	0.85%	0.29%[5]
Portfolio turnover	28%	58%	78%	40%
Net assets at end of period (000’s omitted)	$57,153	$53,740	$59,584	$23,215

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
		2013	2012
Net Asset Value, Beginning of Period	$12.10	$9.78	$9.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments[1]	0.35	2.27	0.70	(1.05)
Total from investment operations	0.44	2.41	0.79	(0.97)
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.09)	(0.04)	—
Net realized gain on investments	(1.01)	—	—	—
Total distributions to shareholders	(1.15)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$11.39	$12.10	$9.78	$9.03
Total Return[2]	3.75%[4,7]	24.87%[7]	8.76%	(9.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.69%[5,13]	0.68%[6]	0.85%	1.00%[5]
Ratio of expenses to average net assets (with offsets)	0.70%[5,13]	0.69%[6]	0.87%	1.00%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.70%[5,13]	0.69%[6]	0.87%	1.25%[5]
Ratio of net investment income to average net assets[2]	1.49%[5,13]	1.25%[6]	0.92%	1.26%[5]
Portfolio turnover	28%	58%	78%	40%
Net assets at end of period (000’s omitted)	$13,403	$13,984	$12,998	$11,512

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31, 2013	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$8.73	$8.57	$9.35
Income from Investment Operations:
Net investment income[1]	0.03	0.08	0.08
Net realized and unrealized gain (loss) on investments[1]	(0.16)	0.14	(0.86)
Total from investment operations	(0.13)	0.22	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.06)	—
Net Asset Value, End of Period	$8.57	$8.73	$8.57
Total Return[2]	(1.44)%[4]	2.51%[7]	(8.34)%[4,7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.41%[5,14]	1.55%[8,9]	1.30%[5]
Ratio of expenses to average net assets (with offsets)	1.41%[5,14]	1.56%[8,9]	1.30%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.41%[5,14]	1.56%[8,9]	1.31%[5]
Ratio of net investment income to average net assets[2]	0.76%[5,14]	1.00%[8,9]	1.37%[5]
Portfolio turnover	12%	47%	32%
Net assets at end of period (000’s omitted)	$311	$291	$9

Service Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
		2013	2012
Net Asset Value, Beginning of Period	$8.78	$8.58	$8.62	$10.00
Income from Investment Operations:
Net investment income[1]	0.05	0.07	0.11	0.09
Net realized and unrealized gain (loss) on investments[1]	(0.16)	0.17	(0.14)	(1.47)
Total from investment operations	(0.11)	0.24	(0.03)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.04)	(0.01)	—
Net Asset Value, End of Period	$8.61	$8.78	$8.58	$8.62
Total Return[2]	(1.25)%[4]	2.82%	(0.33)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.03%[5,14]	1.15%[8,9]	1.25%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	1.03%[5,14]	1.16%[8,9]	1.25%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[5,14]	1.16%[8,9]	1.26%	2.76%[5]
Ratio of net investment income to average net assets[2]	1.14%[5,14]	0.84%[8,9]	1.29%	1.50%[5]
Portfolio turnover	12%	47%	32%	20%
Net assets at end of period (000’s omitted)	$29,141	$28,093	$15,710	$44

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011
		2013	2012
Net Asset Value, Beginning of Period	$8.78	$8.59	$8.62	$10.00
Income from Investment Operations:
Net investment income[1]	0.05	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments[1]	(0.15)	0.17	(0.12)	(1.48)
Total from investment operations	(0.10)	0.25	(0.02)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.06)	(0.01)	—
Net Asset Value, End of Period	$8.61	$8.78	$8.59	$8.62
Total Return[2]	(1.17)%[4,7]	2.85%[7]	(0.20)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.91%[5,14]	1.05%[8,9]	1.05%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	0.91%[5,14]	1.06%[8,9]	1.05%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.91%[5,14]	1.06%[8,9]	1.06%	2.76%[5]
Ratio of net investment income to average net assets[2]	1.26%[5,14]	0.93%[8,9]	1.18%	1.58%[5]
Portfolio turnover	12%	47%	32%	20%
Net assets at end of period (000’s omitted)	$108,463	$103,538	$75,201	$11,284

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011#
		2013	2012
Net Asset Value, Beginning of Period	$11.05	$9.22	$8.33	$9.76
Income from Investment Operations:
Net investment income[1]	0.04	0.04 [11]	0.10	0.00 [12]
Net realized and unrealized gain (loss) on investments[1]	0.68	1.90	0.82	(1.43)
Total from investment operations	0.72	1.94	0.92	(1.43)
Less Distributions to Shareholders from:
Net investment income	(0.34)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$11.43	$11.05	$9.22	$8.33
Total Return[2]	6.68%[4,7]	21.26%[7]	11.13%	(14.65)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.61%[5,15]	1.62%[10]	1.35%	1.35%[5]
Ratio of expenses to average net assets (with offsets)	1.61%[5,15]	1.62%[10]	1.35%	1.35%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.85%[5,15]	1.92%[10]	1.92%	2.58%[5]
Ratio of net investment income to average net assets[2]	0.78%[5,15]	0.42%[10]	1.16%	0.74%[5]
Portfolio turnover	36%	61%	56%	52%
Net assets at end of period (000’s omitted)	$2,584	$4,915	$157	$9

Service Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
		2013	2012
Net Asset Value, Beginning of Period	$11.09	$9.22	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.08 [11]	0.10	0.03
Net realized and unrealized gain (loss) on investments[1]	0.65	1.90	0.83	(1.70)
Total from investment operations	0.73	1.98	0.93	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.37)	(0.11)	(0.04)	—
Net Asset Value, End of Period	$11.45	$11.09	$9.22	$8.33
Total Return[2]	6.77%[4,7]	21.70%[7]	11.23%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.33%[5,15]	1.22%[10]	1.29%	1.14%[5]
Ratio of expenses to average net assets (with offsets)	1.33%[5,15]	1.22%[10]	1.29%	1.14%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.57%[5,15]	1.52%[10]	1.89%	2.33%[5]
Ratio of net investment income to average net assets[2]	1.44%[5,15]	0.82%[10]	1.10%	0.57%[5]
Portfolio turnover	36%	61%	56%	52%
Net assets at end of period (000’s omitted)	$13,669	$13,206	$3,825	$78

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class	For the six months ended April 30, 2014 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
		2013	2012
Net Asset Value, Beginning of Period	$11.10	$9.23	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.10 [11]	0.09	0.09
Net realized and unrealized gain (loss) on investments[1]	0.66	1.89	0.85	(1.76)
Total from investment operations	0.75	1.99	0.94	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.38)	(0.12)	(0.04)	—
Net Asset Value, End of Period	$11.47	$11.10	$9.23	$8.33
Total Return[2]	6.95%[4,7]	21.88%[7]	11.39%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[5,15]	1.12%[10]	1.10%	1.10%[5]
Ratio of expenses to average net assets (with offsets)	1.11%[5,15]	1.12%[10]	1.10%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.35%[5,15]	1.42%[10]	1.82%	2.24%[5]
Ratio of net investment income to average net assets[2]	1.66%[5,15]	1.04%[10]	1.09%	1.37%[5]
Portfolio turnover	36%	61%	56%	52%
Net assets at end of period (000’s omitted)	$15,576	$15,085	$12,552	$11,443

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on March 1, 2012.
**	Commenced operations on March 1, 2011.
#	Commenced operations on July 15, 2011.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Not annualized
[5]	Annualized.
[6]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.027% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Total return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.019% and 0.022% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.06, and $0.08 for Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class shares, respectively.
[12]	Rounds to less than $0.01.
[13]	Includes non-routine extraordinary expenses amounting to 0.010%, 0.009% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.006% of average net assets for the Investor Class, Service Class and Institutional Class.
[15]	Includes non-routine extraordinary expenses amounting to 0.007%, 0.005% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.

Notes to Financial Statements

April 30, 2014 (unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Trilogy Global Equity Fund (“Global Equity”) (formerly Trilogy Global Equity Fund), AMG Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly Trilogy Emerging Markets Equity Fund) and AMG Trilogy International Small Cap Fund (“International Small Cap”) (formerly Trilogy International Small Cap Fund), each a “Fund” and collectively the “Funds.” Emerging Markets Equity and International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended April 30, 2014, Emerging Markets Equity and International Small Cap had redemption fees amounting to $10,882 and $2,584, respectively. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2014, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Global Equity - $3,336 or 0.010% and Emerging Markets Equity - $1,789 or 0.003%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2014, overdraft fees for Global Equity and International Small Cap equaled $56 and $88, respectively.

The Trust recently held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales and foreign currency. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain

Notes to Financial Statements (continued)

diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of October 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term		Long-Term	Expires
Global Equity
(Post-Enactment)	—		—	Unlimited
Emerging Markets Equity
(Post-Enactment)	$706,637		$466,386	Unlimited
International Small Cap
(Post-Enactment)	$1,051,671	*	—	Unlimited

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013, the capital stock transactions by class for Global Equity, Emerging Markets Equity and International Small Cap were:

	Global Equity				Emerging Markets Equity
	April 30, 2014		October 31, 2013		April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	1,230	$14,694	50,858	$543,700	8,091	$66,385	34,016	$297,155
Reinvestment of distributions	5,123	57,778	10	98	139	1,173	7	60
Cost of shares repurchased	(8,174)	(92,228)	(288)	(3,383)	(5,288)	(44,006)	(1,744)	(15,223)

Net increase (decrease)	(1,821)	$(19,756)	50,580	$540,415	2,942	$23,552	32,279	$281,992

Service Class:
Proceeds from sale of shares	470,972	$5,493,892	1,262,703	$13,832,669	363,541	$3,049,745	1,747,199	$14,246,795
Reinvestment of distributions	453,869	5,142,332	45,457	458,663	23,003	194,145	8,668	76,969
Cost of shares repurchased	(350,751)	(4,051,247)	(2,960,267)	(31,984,315)	(200,137)	(1,681,187)	(387,626)	(3,308,147)

Net increase (decrease)	574,090	$6,584,977	(1,652,107)	($17,692,983)	186,407	$1,562,703	1,368,241	$11,015,617

Institutional Class:
Proceeds from sale of shares	2,762	$38,644	16,121	$174,616	1,367,153	$11,064,790	3,432,256	$28,222,888
Reinvestment of distributions	117,855	1,330,415	11,457	115,253	77,708	655,856	56,258	499,566
Cost of shares repurchased	(98,923)	(1,116,304)	(200,874)	(2,190,799)	(632,176)	(5,317,864)	(458,746)	(3,815,718)

Net increase (decrease)	21,694	$252,755	(173,296)	($1,900,930)	812,685	$6,402,782	3,029,768	$24,906,736

32

Notes to Financial Statements (continued)

	International Small Cap
	April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	1,772	$20,059	439,005	$4,424,385
Reinvestment of distributions	9,483	103,431	214	1,983
Cost of shares repurchased	(229,837)	(2,548,898)	(11,612)	(120,009)

Net increase (decrease)	(218,582)	$(2,425,408)	427,607	$4,306,359

Service Class:
Proceeds from sale of shares	104,192	$1,166,806	919,051	$9,006,178
Reinvestment of distributions	39,332	430,287	4,788	44,437
Cost of shares repurchased	(140,804)	(1,575,286)	(147,912)	(1,477,261)

Net increase	2,720	$21,807	775,927	$7,573,354

Institutional Class:
Proceeds from sale of shares	7,185	$79,435	27,473	$283,428
Reinvestment of distributions	47,082	514,392	18,158	168,509
Cost of shares repurchased	(54,915)	(611,574)	(46,174)	(477,597)

Net decrease	(648)	$(17,747)	(543)	$(25,660)

At April 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Equity - two collectively own 65%; International Small Cap - two collectively own 36%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2014, the market value of repurchase agreements outstanding for Global Equity Fund, Emerging Markets Equity and International Small Cap were $3,833,842, $2,773,291, and $3,376,663, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Portfolio’s investments in emerging market countries are exposed to additional risks. A Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

33

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Global Equity	0.45%
Emerging Markets Equity	0.70%
International Small Cap	1.00%

The Investment Manager has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Global Equity, Emerging Markets Equity and International Small Cap to 1.00%, 1.05% and 1.10%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended April 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Global Equity	Emerging Markets Equity	International Small Cap
Reimbursement Available - 10/31/13	—	—	$266,296
Additional Reimbursements	—	—	38,496
Repayments	—	—	—
Expired Reimbursements	—	—	(25,588)

Reimbursement Available - 04/30/14	—	—	$279,204

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by AMG Distributors, Inc., (formerly “Managers Distributors, Inc.”) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor, Service and Institutional Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor, Service and Institutional Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

34

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended April 30, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Global Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.05%
Institutional Class	0.05%	0.00%
Emerging Markets Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.12%
Institutional Class	0.05%	0.00%
International Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.22%
Institutional Class	0.05%	0.00%

The Investment Manager has voluntarily agreed to waive all or a portion of the shareholder servicing fees of Emerging Markets Equity Institutional Class shares such that the net expenses do not exceed 1.05% of the Institutional Class’s average daily net assets for the year. For the six months ended April 30, 2014, no shareholder servicing fees were waived as the total expenses of the Institutional Class were below 1.05%.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2014, the following Funds either borrowed from or lent to other AMG Funds family: Global Equity lent $1,494,062, for 11 days earning interest of $97. The interest amount is included in the Statement of Operations as interest income. International Small Cap borrowed $1,220,158, for eight days paying interest of $67. The interest amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2014, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$19,461,938	$18,319,537
Emerging Markets Equity	23,043,741	15,568,377
International Small Cap	11,554,109	14,540,408

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

35

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open securities lending and repurchase agreements that are subject to a master netting agreement as of April 30, 2014:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund				Financial Instruments	Cash Collateral Received	Net Amount
Global Equity
Securities lending	$3,659,140	—	$3,659,140	—	$3,659,140	—
Repurchase agreements	3,833,842	—	3,833,842	$3,833,842	—	—

Total	$7,492,982	—	$7,492,982	$3,833,842	$3,659,140	—

Emerging Markets Equity
Securities lending	$2,651,438	—	$2,651,438	—	$2,651,438	—
Repurchase agreements	2,773,291	—	2,773,291	$2,773,291	—	—

Total	$5,424,729	—	$5,424,729	$2,773,291	$2,651,438	—

International Small Cap
Securities lending	$2,829,983	—	$2,829,983	—	$2,829,983	—
Repurchase agreements	3,376,663	—	3,376,663	$3,376,663	—	—

Total	$6,206,646	—	$6,206,646	$3,376,663	$2,829,983	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Trilogy Global Advisors, LP

1114 Avenue of the Americas, 28th Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

SAR004-0414	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	July 8, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	July 8, 2014